Note 11	12 Months Ended
Dec. 31, 2022
Non trading financial assets mandatorily at fair value through profit or loss [Abstract]
Disclosure of non trading financial assets mandatorily at fair value through profit or loss [Text Block]	Non-trading financial assets mandatorily at fair value through profit or loss
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	2022	2021	2020
Equity instruments (1)	7.2.2	6,511	5,303	4,133
Debt securities	7.2.2	129	128	356
Loans and advances to customers	7.2.2	247	655	709
Total	8.1	6,888	6,086	5,198
(1) In 2022, an agreement was announced with Neon Payments Limited for the subscription of preferred shares representing approximately 21.7% of its capital stock (see Note 3).